Schedule of Changes in the Allowance for Excess and Obsolete Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Accounting Policies [Abstract]
Balance, beginning of period	$ 2,792	$ 1,975	$ 3,900
Additions	641	1,565
Deductions/adjustments	44	(748)
Balance, end of period	$ 3,477	$ 2,792	$ 3,900